Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016 [1]
Borrowings
Amounts due within one year	$ 434,600	$ 126,850
Less: unamortized deferred loan issuance costs	(5,163)	(5,653)
Borrowings-current portion	429,437	121,197	[1]	$ 89,422
Amounts due after one year	817,119	1,296,719
Less: unamortized deferred loan issuance costs	(11,559)	(17,788)
Borrowings-non-current portion	805,560	1,278,931	[1]	$ 1,474,510
Total	$ 1,234,997	$ 1,400,128

[1]	Restated so as to reflect the historical financial statements of GAS-fourteen Ltd. and GAS-twenty seven Ltd. acquired on April 26, 2018 and November 14, 2018, respectively, from GasLog Ltd. ("GasLog") (Note 1).